Basis of Preparation and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis Of Preparation And Accounting Policies [Line Items]
Intangible assets with indefinite useful lives		$ 0	$ 0
Fair value of voucher issuable, percentage	100.00%
Marketing costs	$ 437,500,000	396,100,000	353,600,000
Employee costs, office expenses, professional service fees and other administrative expenses	$ 593,700,000	$ 487,800,000	$ 435,400,000
Minimum
Basis Of Preparation And Accounting Policies [Line Items]
Percentage of residual value of vessels or ships	15.00%
Minimum | RSUs
Basis Of Preparation And Accounting Policies [Line Items]
Granting Period	2 years
Maximum
Basis Of Preparation And Accounting Policies [Line Items]
Percentage of residual value of vessels or ships	20.00%
Maximum | RSUs
Basis Of Preparation And Accounting Policies [Line Items]
Granting Period	3 years
Other Transportation Equipment | Minimum
Basis Of Preparation And Accounting Policies [Line Items]
Estimated useful lives	10 years
Other Transportation Equipment | Maximum
Basis Of Preparation And Accounting Policies [Line Items]
Estimated useful lives	20 years